Risk/Return Detail Data - FidelityAdvisorDividendGrowthFund-AMCIZPRO	Jan. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Dividend Growth Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Dividend Growth Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69 % of the average value of its portfolio.
Portfolio Turnover, Rate	69.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Normally investing primarily in common stocks. Normally investing primarily in companies that currently pay, or have a historical record of paying, dividends. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Effective December 11, 2025, normally investing at least 80% of assets in equity securities of dividend growth companies. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Dividend growth companies are companies that the Adviser believes have favorable prospects to pay and grow dividends over time. The Adviser considers a number of factors in determining whether a company is growing dividends, such as whether the company has positive trailing one-year, three-year, or five-year dividend growth per share, whether a company pays dividends and has a year-over-year decrease in shares outstanding due to share buybacks, or whether the company pays dividends and free cash flow is projected to grow. An issuer may be determined to be a dividend growth company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series I has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor ® Dividend Growth Fund and Fidelity ® Dividend Growth Fund pursuant to which Fidelity Advisor ® Dividend Growth Fund would be reorganized on a tax-free basis with and into Fidelity ® Dividend Growth Fund. As a result of the proposed Reorganization, shareholders of Fidelity Advisor ® Dividend Growth Fund would receive, respectively, corresponding shares of Fidelity ® Dividend Growth Fund. The Agreement provides for the transfer of all of the assets of Fidelity Advisor ® Dividend Growth Fund in exchange for corresponding shares of Fidelity ® Dividend Growth Fund equal in value to the net assets of Fidelity Advisor ® Dividend Growth Fund and the assumption by Fidelity ® Dividend Growth Fund of all of the liabilities of Fidelity Advisor ® Dividend Growth Fund. After the exchange, Fidelity Advisor ® Dividend Growth Fund will distribute the Fidelity ® Dividend Growth Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor ® Dividend Growth Fund. As a result, shareholders of Fidelity Advisor ® Dividend Growth Fund will become shareholders of Fidelity ® Dividend Growth Fund (these transactions are collectively referred to as the "Reorganization"). A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor ® Dividend Growth Fund is expected to be held during the second quarter of 2025 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Advisor ® Dividend Growth Fund in advance of the meeting. If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about June 6, 2025. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter. Effective after the close of business on the business day prior to the Reorganization, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity ® Dividend Growth Fund please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov) .
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	17.66%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(29.26%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	1.10%
1 year	$ 681
3 years	905
5 years	1,146
10 years	1,838
1 Year	681
3 Years	905
5 Years	1,146
10 Years	$ 1,838
2015	(1.05%)
2016	7.65%
2017	19.65%
2018	(7.14%)
2019	28.24%
2020	1.75%
2021	27.65%
2022	(12.16%)
2023	17.33%
2024	26.83%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	1.85%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 288
3 years	582
5 years	1,001
10 years	1,973
1 Year	188
3 Years	582
5 Years	1,001
10 Years	$ 1,973
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	1.34%
1 year	$ 482
3 years	760
5 years	1,058
10 years	1,906
1 Year	482
3 Years	760
5 Years	1,058
10 Years	$ 1,906
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	0.85%
1 year	$ 87
3 years	271
5 years	471
10 years	1,049
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.58%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.11%
Total annual operating expenses	0.71%
1 year	$ 73
3 years	227
5 years	395
10 years	883
1 Year	73
3 Years	227
5 Years	395
10 Years	$ 883
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Return Before Taxes | Fidelity Advisor Dividend Growth Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.54%
Past 5 years	9.86%
Past 10 years	9.28%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Return Before Taxes | Fidelity Advisor Dividend Growth Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	24.88%
Past 5 years	10.31%
Past 10 years	9.25%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Return Before Taxes | Fidelity Advisor Dividend Growth Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	22.09%
Past 5 years	10.12%
Past 10 years	9.28%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Return Before Taxes | Fidelity Advisor Dividend Growth Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	27.17%
Past 5 years	11.44%
Past 10 years	10.19%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | Return Before Taxes | Fidelity Advisor Dividend Growth Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	27.33%
Past 5 years	11.61%
Past 10 years	10.36%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | After Taxes on Distributions | Fidelity Advisor Dividend Growth Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	16.81%
Past 5 years	8.36%
Past 10 years	7.38%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | After Taxes on Distributions and Sales | Fidelity Advisor Dividend Growth Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	12.99%
Past 5 years	7.51%
Past 10 years	6.95%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
FidelityAdvisorDividendGrowthFund-AMCIZPRO | Fidelity Advisor Dividend Growth Fund | IXWJP
Risk/Return:
Label	Morningstar® US Dividend Growth Index℠
Past 1 year	16.66%
Past 5 years	10.52%
Past 10 years	11.46%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21%, 0.20%, 0.23%, 0.22%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.